Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Assets
Fixed maturity securities, available-for-sale	$ 35,418		$ 32,249
Mortgage loans, net of allowance	7,270		6,341
Policy loans	992		987
Short-term investments	935		411
Other investments	822		767
Total investments	45,437		40,755
Cash and cash equivalents	77		61
Accrued investment income	670		603
Deferred policy acquisition costs	4,063		3,778
Goodwill	200	[1]	200	[1]
Other assets	5,001		3,979
Separate account assets	88,076		84,069
Total assets	143,524		133,445
Liabilities
Future policy benefits and claims	40,730		36,765
Short-term debt	660		278
Long-term debt	709		707
Other liabilities	5,313		4,122
Separate account liabilities	88,076		84,069
Total liabilities	135,488		125,941
Shareholder's equity
Common stock value	4		4
Additional paid-in capital	1,718		1,718
Retained earnings	4,630		4,520
Accumulated other comprehensive income	1,044		582
Total shareholder's equity	7,396		6,824
Noncontrolling interests	640		680
Total equity	8,036		7,504
Total liabilities and equity	$ 143,524		$ 133,445

[1]	The goodwill balances have not been previously impaired.